Fees Summary	Feb. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,975,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,758.55
Total Offset Amount	0.00
Net Fee	2,758.55
Narrative - Max Aggregate Offering Price	$ 19,975,000.00
Final Prospectus	true